Loans (Tables)	12 Months Ended
Sep. 30, 2022
Loans
Short-term and long-term loans from the Company's continuing operations
	As of	As of
	September 30,	September 30,
	2022	2021
Short-term loan
Zhejiang Mintai Commercial Bank (Hangzhou Branch) (1)	-	$2,172,766
Total short-term loan	-	2,172,766
Long-term loans - current portion
Bank of Beijing (Hangzhou Branch) (2)	$1,124,622	-
China Resources Shenzhen Investment Trust Co., Ltd. (3) and (5)	159,321	-
Jiangsu Suning Bank (4)	140,578	-
Huaneng Guicheng Trust Co., Ltd. (6)	80,832	-
Total long-term loans - current portion	1,505,353	-

Long-term loans - non-current portion
Jiangsu Suning Bank (4)	140,578	-
China Resources Shenzhen Investment Trust Co., Ltd. (5)	93,719	142,264
Huaneng Guicheng Trust Co., Ltd. (6)	57,988	-
Total long-term loans - non-current portion	292,285	142,264

Total short-term and long-term loans	$1,797,638	$2,315,030